Financial risk management (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Statement [Line Items]
Pre-payment facility	$ 2,550
Credit facility	9,400
Interest on credit facility	578
Term loan facility	53,191
Interest and fees on term loan facility	20,037
Royalty payable	3,062
Metals contract liability	44,618
Silver contract liability	28,566	$ 18,193
Price protection program premium	3,411
Projected pension contributions	7,530
Decommissioning provision	19,950
Other long-term liabilities	2,180
Total	225,791
Trade and other payables	30,718	$ 37,333
Other Long Term Liabilities [Member] | Less than 1 year [Member]
Statement [Line Items]
Pre-payment facility	2,550
Credit facility	7,200
Interest on credit facility	553
Term loan facility	1,596
Interest and fees on term loan facility	5,527
Royalty payable	3,062
Metals contract liability	20,024
Silver contract liability	6,368
Price protection program premium	383
Projected pension contributions	1,596
Decommissioning provision	0
Other long-term liabilities	0
Total	79,577
Trade and other payables	30,718
Other Long Term Liabilities [Member] | 2-3 Years [Member]
Statement [Line Items]
Pre-payment facility	0
Credit facility	2,200
Interest on credit facility	25
Term loan facility	15,691
Interest and fees on term loan facility	9,780
Royalty payable	0
Metals contract liability	24,594
Silver contract liability	19,815
Price protection program premium	3,028
Projected pension contributions	2,652
Decommissioning provision	0
Other long-term liabilities	1,368
Total	79,153
Trade and other payables	0
Other Long Term Liabilities [Member] | 4-5 Years [Member]
Statement [Line Items]
Pre-payment facility	0
Credit facility	0
Interest on credit facility	0
Term loan facility	35,904
Interest and fees on term loan facility	4,730
Royalty payable	0
Metals contract liability	0
Silver contract liability	2,383
Price protection program premium	0
Projected pension contributions	2,906
Decommissioning provision	0
Other long-term liabilities	182
Total	46,105
Trade and other payables	0
Other Long Term Liabilities [Member] | Over 5 Years [Member]
Statement [Line Items]
Pre-payment facility	0
Credit facility	0
Interest on credit facility	0
Term loan facility	0
Interest and fees on term loan facility	0
Royalty payable	0
Metals contract liability	0
Silver contract liability	0
Price protection program premium	0
Projected pension contributions	376
Decommissioning provision	19,950
Other long-term liabilities	630
Total	20,956
Trade and other payables	$ 0